Schedule of Investments (unaudited)	iShares® Global Materials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.8%
BHP Group Ltd.	521,870	$17,829,485
BlueScope Steel Ltd.	46,251	737,355
Fortescue Metals Group Ltd.	174,354	3,437,798
James Hardie Industries PLC(a)	45,073	1,737,830
Mineral Resources Ltd.	17,812	848,450
Northern Star Resources Ltd.	118,203	1,096,699
Pilbara Minerals Ltd.(b)	293,336	787,349
Rio Tinto Ltd.	38,220	3,539,087
South32 Ltd.	466,325	1,054,659
		31,068,712
Belgium — 0.6%
Solvay SA	7,586	232,503
Syensqo SA(a)	7,489	779,293
Umicore SA	20,527	564,635
		1,576,431
Brazil — 2.3%
Vale SA, Class B, ADR	373,863	5,929,467

Canada — 6.6%
Agnico Eagle Mines Ltd.	51,096	2,801,497
Barrick Gold Corp.	180,746	3,265,582
CCL Industries Inc., Class B, NVS	14,869	668,687
First Quantum Minerals Ltd.	58,321	477,554
Franco-Nevada Corp.	19,782	2,191,166
Kinross Gold Corp.	126,403	765,067
Nutrien Ltd.	50,919	2,868,649
Teck Resources Ltd., Class B	47,466	2,006,393
Wheaton Precious Metals Corp.	46,640	2,300,937
		17,345,532
Chile — 0.1%
Empresas CMPC SA	115,255	222,397

Denmark — 0.8%
Chr Hansen Holding A/S	10,579	887,231
Novozymes A/S, Class B	21,472	1,180,389
		2,067,620
Finland — 1.1%
Stora Enso OYJ, Class R	62,775	869,783
UPM-Kymmene OYJ	54,954	2,072,902
		2,942,685
France — 4.8%
Air Liquide SA	53,925	10,498,951
ArcelorMittal SA	47,392	1,344,985
Arkema SA	6,486	738,872
		12,582,808
Germany — 3.4%
BASF SE	91,894	4,948,224
Covestro AG(a)(c)	20,020	1,166,603
HeidelbergCement AG	13,612	1,216,751
Symrise AG, Class A	13,673	1,502,601
		8,834,179
Ireland — 2.4%
CRH PLC	76,809	5,285,940
Smurfit Kappa Group PLC	26,903	1,066,448
		6,352,388
Japan — 6.9%
Asahi Kasei Corp.	143,700	1,060,554
JFE Holdings Inc.	62,600	968,498
Mitsubishi Chemical Group Corp.	147,400	901,074
Security	Shares	Value

Japan (continued)
Nippon Paint Holdings Co. Ltd.	109,900	$886,490
Nippon Steel Corp.	97,929	2,237,068
Nitto Denko Corp.	14,900	1,111,915
Shin-Etsu Chemical Co. Ltd.	208,500	8,720,129
Sumitomo Chemical Co. Ltd.	171,900	417,843
Sumitomo Metal Mining Co. Ltd.	28,200	837,479
Toray Industries Inc.	168,000	870,243
		18,011,293
Mexico — 1.1%
Cemex SAB de CV, NVS(a)	1,565,507	1,218,774
Grupo Mexico SAB de CV, Series B	320,699	1,778,660
		2,997,434
Netherlands — 0.5%
Akzo Nobel NV	17,551	1,453,342

Norway — 0.6%
Norsk Hydro ASA	138,535	931,177
Yara International ASA	16,786	596,350
		1,527,527
Peru — 0.3%
Southern Copper Corp.	8,758	753,801

South Korea — 1.8%
LG Chem Ltd.	4,870	1,873,116
POSCO Holdings Inc.	7,664	2,946,735
		4,819,851
Sweden — 0.7%
Boliden AB	28,087	879,110
Svenska Cellulosa AB SCA, Class B	61,623	925,729
		1,804,839
Switzerland — 6.1%
DSM-Firmenich AG	21,337	2,169,832
Givaudan SA, Registered	819	3,396,157
Holcim AG	54,856	4,308,466
SIG Group AG	35,818	824,925
Sika AG, Registered	16,523	5,387,756
		16,087,136
Taiwan — 1.0%
Formosa Plastics Corp.	491,720	1,268,377
Nan Ya Plastics Corp.	580,940	1,257,998
		2,526,375
United Kingdom — 8.6%
Anglo American PLC	137,715	3,446,552
Antofagasta PLC	35,526	759,616
Croda International PLC	14,624	940,673
DS Smith PLC	141,222	552,612
Glencore PLC	1,148,191	6,901,828
Johnson Matthey PLC	19,917	430,764
Mondi PLC	49,960	977,452
Rio Tinto PLC	114,655	8,528,161
		22,537,658
United States — 37.8%
Air Products and Chemicals Inc.	22,872	6,262,354
Albemarle Corp.	12,083	1,745,752
Amcor PLC	148,810	1,434,528
Avery Dennison Corp.	8,292	1,676,311
Ball Corp.	32,463	1,867,272
Celanese Corp., Class A	10,313	1,602,331
CF Industries Holdings Inc.	19,673	1,564,003
Corteva Inc.	72,558	3,476,979
Dow Inc.	72,216	3,960,325

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
DuPont de Nemours Inc.	44,278	$3,406,307
Eastman Chemical Co.	12,198	1,095,624
Ecolab Inc.	26,129	5,182,687
FMC Corp.	12,932	815,363
Freeport-McMoRan Inc.	147,641	6,285,077
International Flavors & Fragrances Inc.	26,283	2,128,135
International Paper Co.	35,577	1,286,109
Linde PLC	49,924	20,504,286
LyondellBasell Industries NV, Class A	26,384	2,508,591
Martin Marietta Materials Inc.	6,363	3,174,564
Mosaic Co. (The)	33,652	1,202,386
Newmont Corp.	118,660	4,911,337
Nucor Corp.	25,313	4,405,475
Packaging Corp. of America	9,229	1,503,496
PPG Industries Inc.	24,279	3,630,924
Sherwin-Williams Co. (The)	24,246	7,562,327
Steel Dynamics Inc.	15,661	1,849,564
Vulcan Materials Co.	13,680	3,105,497
Westrock Co.	26,311	1,092,433
		99,240,037
Total Common Stocks — 99.3%
(Cost: $288,034,982)		260,681,512

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	119,040	577,344

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	810	194,397

Total Preferred Stocks — 0.3%
(Cost: $1,319,773)		771,741
Total Long-Term Investments — 99.6%
(Cost: $289,354,755)		261,453,253
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	848,777	$849,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	120,000	120,000

Total Short-Term Securities — 0.4%
(Cost: $969,224)		969,286

Total Investments — 100.0%
(Cost: $290,323,979)		262,422,539

Liabilities in Excess of Other Assets — (0.0)%		(88,346)

Net Assets — 100.0%		$262,334,193

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,651,059	$—	$(802,258	)(a)	$(38)	$523	$849,286	848,777	$1,990	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—	(410,000	)(a)	—	—	120,000	120,000	13,885		—
					$(38)	$523	$969,286		$15,875		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	03/14/24	$192	$6,484
FTSE 100 Index	3	03/15/24	296	2,822
MSCI Emerging Markets Index	3	03/15/24	155	5,548
S&P 500 E-Mini Index	1	03/15/24	241	8,927
				$23,781

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$127,267,961	$133,413,551	$—	$260,681,512
Preferred Stocks	577,344	194,397	—	771,741
Short-Term Securities
Money Market Funds	969,286	—	—	969,286
	$128,814,591	$133,607,948	$—	$262,422,539
Derivative Financial Instruments(a)
Assets
Equity Contracts	$20,959	$2,822	$—	$23,781

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

3